Related Party Transactions (Details) - USD ($)	Sep. 30, 2015	Dec. 31, 2014
Related Party Transactions [Abstract]
Related party transactions, due amount paid to Managing Owner	$ 70,210	$ 0
Related party transactions, redemption charge amount due to Managing Owner	$ 0	$ 0